SUBSEQUENT EVENTS (Details) - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Aug. 22, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Subsequent events:
Purchase of treasury shares (in shares)		763,827		0
Purchase of treasury shares		$ 4,313,000	$ 0
Subsequent event
Subsequent events:
Purchase of treasury shares (in shares)	94,862
Purchase of treasury shares	$ 655,441
Common shares, shares outstanding (in shares)	52,868,029
EPS Ventures Ltd. | Subsequent event
Subsequent events:
Common shares, shares outstanding (in shares)	31,354,390
Common stock, ownership percentage	59.30%
Public markets | Subsequent event
Subsequent events:
Common shares, shares outstanding (in shares)	21,513,639
Common stock, ownership percentage	40.70%